Convertible Redeemable Preferred Shares	12 Months Ended
Dec. 31, 2024
Convertible Redeemable Preferred Shares [Abstract]
CONVERTIBLE REDEEMABLE PREFERRED SHARES

13. CONVERTIBLE REDEEMABLE PREFERRED SHARES

Series Pre-A Preferred Shares

On December 31, 2015, China Broadband Capital Partners III, L.P. (“China Broadband”), Gifted Ventures II Limited (“Gifted Ventures”), QM Angel I Limited (“QM Angel”), Zhong Mi Capital Ltd.(“Zhong Mi Capital”) respectively subscribed 15,050,000, 15,050,000, 21,000,000 and 10,500,000 Series Pre-A Preferred Shares (in aggregate of 61,600,000 shares, “Series Pre-A Preferred Shares”), at US$0.0162 per share with total cash consideration of US$1,000.

Series A Preferred Shares

On December 31, 2015, China Broadband Capital Partners III, L.P. (“China Broadband”), Gifted Ventures II Limited (“Gifted Ventures”) respectively subscribed 93,333,331 and 93,333,331 Series A Preferred Shares (in aggregate of 186,666,662 shares, “Series A Preferred Shares”), at US$0.0161 per share with total cash consideration of US$3,001.

Series A+ Preferred Shares

On September 13, 2016, China Broadband Capital Partners III, L.P. (“China Broadband”), Gifted Ventures II Limited (“Gifted Ventures”) respectively subscribed 38,888,892 and 38,888,892 Series A+ Preferred Shares (in aggregate of 77,777,784 shares, “Series A+ Preferred Shares”), at US$0.0643 per share with total cash consideration of US$5,000.

Series B Preferred Shares

On December 23, 2016, China Broadband Capital Partners III, L.P. (“China Broadband”), Gifted Ventures II Limited (“Gifted Ventures”), Wu Capital Limited (“Wu Capital”) respectively subscribed 13,787,879, 13,787,879 and 73,535,357 Series B Preferred Shares (in aggregate of 101,111,115 shares, “Series B Preferred Shares”), at US$0.1088 per share with total cash consideration of US$11,000.

Series C Preferred Shares

On September 26, 2018, Wu Capital Limited (“Wu Capital”), Pearson Education Asia Limited respectively subscribed 61,790,124 and 30,895,062 Series C Preferred Shares (in aggregate of 92,685,186 shares, “Series C Preferred Shares”), at US$0.1618 per share with total cash consideration of US$15,000.

The rights, preferences and privileges of the Preferred Shares are as follows:

●	Conversion right

The Preferred Shares (exclusive of unpaid shares) would automatically be converted into ordinary shares upon a qualified initial public offering (“IPO”). The initial conversion ratio of Preferred Shares to ordinary shares shall be 1:1, subject to adjustments in the event of share splits, share dividends, combinations, recapitalization and similar events.

●	Redemption right

The investors of Series Preferred Shares have a right to require the Company to redeem their investments, at any time and from time to time on or after the date of the earliest to occur of the following: (i) the Company fails to complete a qualified initial public offering (“IPO”) until April 1, 2025; (ii) at any time upon the occurrence of any fraudulent act; (iii) the Company is not able to control any of its affiliates due to any change of PRC laws and regulations; (iv)any material license, permit or government approval of the Company is suspended, rejected to be issued or renewed or revoked, and the business of the Company is adversely affected as a result thereof, or (v) the Company is not able to control any of its affiliates due to any change of PRC laws and regulations.

The redeemed price for each Series Preferred Share should equal to the higher of (i) 100% of the issue price plus a simple interest rate of 8% per annum, (ii) the fair market value of the Preferred Shares as determined in good faith by an independent appraiser jointly by the Preferred Shareholders and the Company.

●	Liquidation

All assets and funds of the Company legally available for distribution to the Shareholders shall be distributed and the following circumstances shall be deemed a “Liquidation Event”:

(i)	as applicable, any acquisition, sale of shares, change of control, merger, consolidation or other similar transaction involving the Company in which the shareholders of the Company do not retain a majority of the voting power in the surviving entity or the parent of the surviving entity (except any transaction effected solely to change the Company’s domicile); or

(ii)	any sale, transfer or exclusive license by the Company of all or substantially all the assets or intellectual property of the Company.

●	Voting Right

The holders of redeemable shares and ordinary shares have the equivalent voting rights based on their proportionate holding of the Company.

●	Dividend

Each holder of redeemable shares shall be entitled to receive dividends and distributions on an as-converted basis together with the ordinary shares on parity with each other, provided that such dividends and distributions shall be payable only when, as, and if declared by the Board.

Accounting of convertible redeemable preferred shares

The Company has classified the redeemable shares in the mezzanine equity of the consolidated balance sheets. In addition, management of the Company evaluated that redemption was not probable due to the fact that the Company filed the application for listing to a stock exchange prior to the date mentioned above and therefore the Company did not accrete the redeemable shares to the redemption value. As the Company completed its IPO in December 2024, all convertible redeemable preferred shares were converted to ordinary shares and the initial conversion ratio of Preferred Shares to ordinary shares was 1:1. The redemption value as of December 31, 2023 and 2024 was RMB241,411 and nil respectively.